CONTINGENT RISKS AND COMMITMENTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 20,051,615	S/ 20,928,055
Responsibilities under credit line agreements	[2]	87,091,701	86,597,041
Total		107,143,316	107,525,096
Endorsements and Standby Letters [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans		17,737,645	18,244,865
Import and Export Letters of Credit [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 2,313,970	S/ 2,683,190

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.
[2]	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.